Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000206762_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000206762_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000206762_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,820
C000206762_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,721
C000206762_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,996
C000206762_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,263
C000206762_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,298
C000206762_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,311
C000206762_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,610
C000130874_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Commodity Strategy Fund
C000130874_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,142
C000130874_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,177
C000130874_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,385
C000130874_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,837
C000130874_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,801
C000130874_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,908
C000130874_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,800
C000130874_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,657
C000130874_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,022
C000130874_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,133
C000130874_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Total Return Index
C000130874_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,202
C000130874_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,273
C000130874_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,526
C000130874_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,015
C000130874_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,927
C000130874_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,120
C000130874_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,147
C000130874_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,032
C000130874_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,358
C000130874_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,558
C000130874_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000130874_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130874_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,997
C000130874_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,750
C000130874_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,088
C000130874_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,529
C000130874_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,560
C000130874_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,452
C000130874_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,470
C000130874_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,798
C000130874_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,247
C000130874_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,024
C000206762_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Inflation-Focused Fund
C000206762_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,350
C000206762_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,518
C000206762_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,953
C000206762_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,787
C000206762_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,330
C000206762_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,713
C000206762_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,736
C000206762_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Commodity Linked Index℠
C000206762_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,166
C000206762_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,938
C000206762_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,538
C000206762_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,952
C000206762_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,695
C000206762_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,960
C000206762_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,087
C000206762_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index
C000206762_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206762_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,350
C000206762_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,518
C000206762_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,953
C000206762_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,787
C000206762_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,671
C000206762_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,549
C000206762_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,803
C000175832_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Commodity Strategy Fund
C000175832_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,150
C000175832_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,329
C000175832_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,675
C000175832_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,505
C000175832_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,820
C000175832_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,785
C000175832_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,505
C000175832_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,769
C000175832_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Total Return Index
C000175832_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,161
C000175832_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,438
C000175832_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,879
C000175832_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,686
C000175832_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,185
C000175832_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,502
C000175832_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,280
C000175832_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,541
C000175832_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000175832_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000175832_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,334
C000175832_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,511
C000175832_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,899
C000175832_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,806
C000175832_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,109
C000175832_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,365
C000175832_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,413
C000175832_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 20,446